Epiphany Funds Trust

106 Decker Court, Suite 226

Irving, TX 75062

February 19, 2013

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re: Epiphany Funds Trust

File Nos.

Securities Act Registration No. 333-21962

Investment Company Act Registration No. 811-138045

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective February 4, 2013 do not differ from those filed in the Post-Effective Amendment No. 20, which was filed electronically February 4, 2013

Sincerely,

/S/ C. Elizabeth Fahy

C. Elizabeth Fahy

Secretary